Schedule of Investments

September 30, 2019 (unaudited)

Conservative Allocation

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 21.3%

Communication Services - 1.7%
Alphabet, Inc. - Class A (2)	66	80,595
Alphabet, Inc. - Class C (2)	477	581,463
AMC Entertainment Holdings, Inc.	106	1,134
AT&T, Inc.	6,599	249,706
Beasley Broadcast Group, Inc.	65	202
Cable One, Inc.	18	22,585
Comcast Corp. - Class A	4,477	201,823
Consolidated Communications Holdings, Inc.	250	1,190
Cumulus Media, Inc. (2)	203	2,952
Facebook, Inc. (2)	1,970	350,818
Fluent, Inc. (2)	124	339
Frontier Communications Corp. (2)	510	442
Gannett Co., Inc.	248	2,664
IDT Corp. (2)	82	863
Lee Enterprises, Inc. (2)	1,209	2,466
Liberty Latin America, Ltd. - Class A (2)	334	5,701
Liberty TripAdvisor Holdings, Inc. (2)	1,112	10,464
Marcus Corp./The	359	13,287
National CineMedia, Inc.	708	5,806
Nexstar Media Group, Inc.	10	1,023
TechTarget, Inc. (2)	4	90
TEGNA, Inc.	936	14,536
Telephone & Data Systems, Inc.	938	24,200
T-Mobile US, Inc. (2)	3,048	240,091
United States Cellular Corp. (2)	167	6,276
Verizon Communications, Inc.	6,766	408,396
Viacom, Inc.	2,434	58,489
Walt Disney Co./The	437	56,950

		2,344,551

Consumer Discretionary - 2.6%
Aaron's, Inc.	298	19,149
Amazon.com, Inc. (2)	358	621,456
American Eagle Outfitters, Inc.	52	843
American Public Education, Inc. (2)	41	916
Aramark	166	7,234
Ascena Retail Group, Inc. (2)	775	205
AutoZone, Inc. (2)	29	31,454
Barnes & Noble Education, Inc. (2)	495	1,544
Bassett Furniture Industries, Inc.	270	4,131
Best Buy Co., Inc.	616	42,498
Big Lots, Inc.	33	809
Biglari Holdings, Inc. - Class B (2)	13	1,417
Bloomin' Brands, Inc.	230	4,354
Brinker International, Inc.	34	1,451
Career Education Corp. (2)	331	5,260
Cavco Industries, Inc. (2)	1	192
Chipotle Mexican Grill, Inc. (2)	28	23,533
Citi Trends, Inc.	263	4,813
Clarus Corp.	356	4,174
Collectors Universe, Inc.	12	342
Core-Mark Holding Co., Inc.	94	3,019
Dana, Inc.	366	5,285
Darden Restaurants, Inc.	216	25,536
Deckers Outdoor Corp. (2)	79	11,641

Denny's Corp. (2)	256	5,828
Dine Brands Global, Inc.	172	13,048
Dollar General Corp.	527	83,761
eBay, Inc.	3,005	117,135
Ethan Allen Interiors, Inc.	19	363
Everi Holdings, Inc. (2)	827	6,996
Extended Stay America, Inc.	628	9,194
Fox Factory Holding Corp. (2)	86	5,353
Funko, Inc. (2)	84	1,728
GameStop Corp.	615	3,395
Garmin, Ltd.	326	27,609
General Motors Co.	4,752	178,105
Gentex Corp.	550	15,144
Helen of Troy, Ltd. (2)	39	6,149
Home Depot, Inc./The	1,067	247,565
Hooker Furniture Corp.	144	3,087
Hudson, Ltd. (2)	63	773
J Alexander's Holdings, Inc. (2)	550	6,446
J. Jill, Inc. (3)	237	450
Johnson Outdoors, Inc.	7	410
KB Home	30	1,020
Kirkland's, Inc. (2)	676	1,041
LCI Industries	26	2,388
Lear Corp.	292	34,427
Lululemon Athletica, Inc. (2)	399	76,819
M/I Homes, Inc. (2)	269	10,128
Macy's, Inc.	293	4,553
Malibu Boats, Inc. (2)	194	5,952
MasterCraft Boat Holdings, Inc. (2)	170	2,537
McDonald's Corp.	1,283	275,473
MDC Holdings, Inc.	241	10,387
Meritage Homes Corp. (2)	250	17,588
Michaels Cos., Inc./The (2)	137	1,341
Murphy USA, Inc. (2)	43	3,668
NIKE, Inc. - Class B	1,786	167,741
Norwegian Cruise Line Holdings, Ltd. (2)	112	5,798
NVR, Inc. (2)	6	22,304
Office Depot, Inc.	853	1,497
Polaris, Inc.	6	528
Pool Corp.	27	5,446
PulteGroup, Inc.	571	20,870
Ralph Lauren Corp.	301	28,736
RCI Hospitality Holdings, Inc.	16	331
Rent-A-Center, Inc./TX	31	799
RH (2)	7	1,196
Ross Stores, Inc.	2,344	257,488
SeaWorld Entertainment, Inc. (2)	340	8,949
Sportsman's Warehouse Holdings, Inc. (2)	137	710
Starbucks Corp.	3,600	318,312
Stoneridge, Inc. (2)	56	1,734
Superior Industries International, Inc.	251	725
Tailored Brands, Inc.	200	880
Target Corp.	1,830	195,645
Taylor Morrison Home Corp. (2)	813	21,089
Tilly's, Inc.	136	1,284
TJX Cos., Inc./The	5,123	285,556
Toll Brothers, Inc.	440	18,062
Town Sports International Holdings, Inc. (2)	464	761
Tupperware Brands Corp.	447	7,094
Twin River Worldwide Holdings, Inc.	19	434
Ulta Beauty, Inc. (2)	93	23,310
Vera Bradley, Inc. (2)	201	2,030
Whirlpool Corp.	147	23,279
Williams-Sonoma, Inc.	92	6,254
Winnebago Industries, Inc.	80	3,068
Wyndham Destinations, Inc.	468	21,537
Yum! Brands, Inc.	2,222	252,041

		3,706,605

Consumer Staples - 1.3%
Bunge, Ltd.	459	25,989
Casey's General Stores, Inc.	95	15,310
Coca-Cola Consolidated, Inc.	5	1,519
Costco Wholesale Corp.	270	77,790
Flowers Foods, Inc.	275	6,361
General Mills, Inc.	3,094	170,541
Hershey Co./The	1,090	168,939
Kimberly-Clark Corp.	438	62,218
Kroger Co./The	699	18,020
Lifevantage Corp. (2)	102	1,397
Molson Coors Brewing Co.	1,208	69,460
Mondelez International, Inc.	4,162	230,242
PepsiCo, Inc.	2,915	399,647
Performance Food Group Co. (2)	28	1,288
Pilgrim's Pride Corp. (2)	41	1,314
Procter & Gamble Co./The	1,142	142,042
Simply Good Foods Co./The (2)	177	5,131
SpartanNash Co.	255	3,017
Sysco Corp.	581	46,131
Tyson Foods, Inc.	908	78,215
Walmart, Inc.	2,307	273,795

		1,798,366

Energy - 0.9%
Amplify Energy Corp.	445	2,746
Arch Coal, Inc. - Class A	112	8,310
Ardmore Shipping Corp. (2)	28	187
Baker Hughes a GE Co.	1,676	38,883
Berry Petroleum Corp.	223	2,087
Bonanza Creek Energy, Inc. (2)	42	940
Brigham Minerals, Inc.	355	7,065
C&J Energy Services, Inc.	230	2,468
Cactus, Inc. (2)	844	24,425
Chevron Corp.	2,019	239,453
ConocoPhillips	3,979	226,723
Contura Energy, Inc. (2)	99	2,768
CVR Energy, Inc.	312	13,737
Delek US Holdings, Inc.	360	13,068
Devon Energy Corp.	281	6,761
DHT Holdings, Inc.	174	1,070
Dorian LPG, Ltd. (2)	302	3,129
Dril-Quip, Inc. (2)	18	903
Earthstone Energy, Inc. (2)	150	488
Era Group, Inc. (2)	81	855
Evolution Petroleum Corp.	166	969
Exxon Mobil Corp.	3,245	229,129
Gulfport Energy Corp. (2)	123	333
Hallador Energy Co.	364	1,318
HollyFrontier Corp.	197	10,567
Keane Group, Inc. (2)	111	673
Liberty Oilfield Services, Inc.	108	1,170
Mammoth Energy Services, Inc.	327	811
Marathon Petroleum Corp.	1,037	62,998
Matrix Service Co. (2)	275	4,714
Nine Energy Service, Inc. (2)	72	444
ONEOK, Inc.	466	34,340
Pacific Ethanol, Inc. (2)	394	222
Par Pacific Holdings, Inc. (2)	626	14,310
PBF Energy, Inc.	339	9,217
Peabody Energy Corp.	722	10,628
Phillips 66	2,529	258,970
Profire Energy, Inc. (2)	5	9
ProPetro Holding Corp. (2)	528	4,800
Renewable Energy Group, Inc. (2)	547	8,208

Rosehill Resources, Inc. (2)	106	207
SRC Energy, Inc. (2)	886	4,129
Superior Energy Services, Inc. (2)	131	17
Talos Energy, Inc. (2)	231	4,696
W&T Offshore, Inc. (2)	1,036	4,527
Westmoreland Coal Co. (2)	410	4
World Fuel Services Corp.	375	14,978

		1,278,454

Financials - 2.7%
AG Mortgage Investment Trust, Inc.	53	803
Ally Financial, Inc.	3,446	114,269
American Express Co.	1,237	146,312
Artisan Partners Asset Management, Inc.	411	11,607
Bancorp, Inc./The (2)	583	5,772
BancorpSouth Bank	121	3,583
Bank of America Corp.	7,765	226,505
BankFinancial Corp.	51	607
BankUnited, Inc.	789	26,526
BCB Bancorp, Inc.	179	2,298
Berkshire Hathaway, Inc. - Class B (2)	2,475	514,850
Bridgewater Bancshares, Inc. (2)	26	310
Cannae Holdings, Inc. (2)	181	4,972
Cincinnati Financial Corp.	641	74,785
CIT Group, Inc.	586	26,552
Citigroup, Inc.	3,603	248,895
Citizens Financial Group, Inc.	126	4,457
Discover Financial Services	589	47,762
DNB Financial Corp.	27	1,202
Elevate Credit, Inc. (2)	365	1,537
Ellington Financial, Inc.	977	17,654
Employers Holdings, Inc.	125	5,448
Essent Group, Ltd.	936	44,619
Farmers National Banc Corp.	54	782
Fidelity National Financial, Inc.	1,337	59,376
Fifth Third Bancorp	7,314	200,257
First American Financial Corp.	740	43,667
First BanCorp/Puerto Rico	1,403	14,002
First Horizon National Corp.	2,736	44,323
Great Ajax Corp.	380	5,890
Hallmark Financial Services, Inc. (2)	58	1,110
Heritage Insurance Holdings, Inc.	199	2,975
Hilltop Holdings, Inc.	977	23,341
IBERIABANK Corp.	511	38,601
Independent Bank Corp./MI	185	3,943
JPMorgan Chase & Co.	3,063	360,484
Ladder Capital Corp.	1,231	21,259
Ladenburg Thalmann Financial Services, Inc.	554	1,313
M&T Bank Corp.	1,089	172,029
Medley Management, Inc.	140	490
MGIC Investment Corp.	2,303	28,972
MSCI, Inc.	275	59,881
NewStar Financial Contingent Value Rights (2)(7)	8	0
Nicolet Bankshares, Inc. (2)	56	3,728
NMI Holdings, Inc. (2)	562	14,758
Northeast Bank	106	2,350
Northrim BanCorp, Inc.	198	7,855
OFG Bancorp	454	9,943
Old Republic International Corp.	1,676	39,503
OneMain Holdings, Inc.	382	14,012
Oppenheimer Holdings, Inc.	611	18,367
PennyMac Financial Services, Inc. (2)	142	4,314
PennyMac Mortgage Investment Trust	589	13,093
Piper Jaffray Cos.	119	8,982
PNC Financial Services Group, Inc./The	1,566	219,491
Popular, Inc.	1,341	72,521
Prudential Financial, Inc.	2,806	252,400

Pzena Investment Management, Inc.	341	3,042
Radian Group, Inc.	1,787	40,815
Safety Insurance Group, Inc.	59	5,978
Sandy Spring Bancorp, Inc.	413	13,922
Santander Consumer USA Holdings, Inc.	592	15,102
Silvercrest Asset Management Group, Inc.	79	972
Simmons First National Corp.	54	1,345
Stewart Information Services Corp.	479	18,580
Summit Financial Group, Inc.	21	538
Synchrony Financial	3,472	118,360
Univest Financial Corp.	127	3,240
US Bancorp	1,726	95,517
Walker & Dunlop, Inc.	273	15,269

		3,628,017

Healthcare - 4.0%
Abbott Laboratories	402	33,635
AbbVie, Inc.	1,525	115,473
ACADIA Pharmaceuticals, Inc. (2)	167	6,010
Accuray, Inc. (2)	791	2,191
Acer Therapeutics, Inc. (2)	136	434
Achillion Pharmaceuticals, Inc. (2)	516	1,858
Aclaris Therapeutics, Inc. (2)	38	41
Acorda Therapeutics, Inc. (2)	50	144
Adverum Biotechnologies, Inc. (2)	48	262
Affimed NV (2)	499	1,467
Agilent Technologies, Inc.	799	61,227
Aldeyra Therapeutics, Inc. (2)	273	1,439
Alexion Pharmaceuticals, Inc. (2)	643	62,975
Alkermes PLC (2)	159	3,102
Allergan PLC	850	143,047
AmerisourceBergen Corp.	571	47,010
Amgen, Inc.	1,185	229,309
Amneal Pharmaceuticals, Inc. (2)	919	2,665
Amphastar Pharmaceuticals, Inc. (2)	27	535
AngioDynamics, Inc. (2)	557	10,260
Anika Therapeutics, Inc. (2)	59	3,239
Arcus Biosciences, Inc. (2)	90	819
Ardelyx, Inc. (2)	123	578
Arena Pharmaceuticals, Inc. (2)	192	8,788
ArQule, Inc. (2)	310	2,223
Arrowhead Pharmaceuticals, Inc. (2)	159	4,481
Assertio Therapeutics, Inc. (2)	660	845
Avantor, Inc. (2)	1,026	15,082
Avid Bioservices, Inc. (2)	277	1,468
Axsome Therapeutics, Inc. (2)	44	891
Baxter International, Inc.	2,963	259,174
Biogen, Inc. (2)	1,059	246,556
Bio-Rad Laboratories, Inc. (2)	6	1,996
BioSpecifics Technologies Corp. (2)	135	7,225
Bio-Techne Corp.	7	1,370
Bioxcel Therapeutics, Inc. (2)	19	134
Bruker Corp.	171	7,512
Cardinal Health, Inc.	547	25,813
CareDx, Inc. (2)	76	1,718
CASI Pharmaceuticals, Inc. (2)	97	324
Catalent, Inc. (2)	884	42,131
Catalyst Pharmaceuticals, Inc. (2)	134	712
Celcuity, Inc. (2)	35	594
Celgene Corp. (2)	2,895	287,474
CEL-SCI Corp. (2)	12	107
Cerecor, Inc. (2)	95	313
Cerner Corp.	1,603	109,277
Chemed Corp.	73	30,483
Chiasma, Inc. (2)	361	1,787
Chimerix, Inc. (2)	653	1,535
Collegium Pharmaceutical, Inc. (2)	245	2,813

Computer Programs & Systems, Inc.	156	3,527
Conformis, Inc. (2)	169	314
CONMED Corp.	84	8,077
Corium International Contingent Value Rights (2)(7)	24	0
Cutera, Inc. (2)	17	497
Cytokinetics, Inc. (2)	52	592
Danaher Corp.	1,802	260,263
DENTSPLY SIRONA, Inc.	345	18,392
Dova Pharmaceuticals, Inc. (2)	12	335
Elanco Animal Health, Inc. Contingent Value Rights (2)(7)	32	0
Eli Lilly & Co.	2,048	229,028
Emergent BioSolutions, Inc. (2)	25	1,307
Endo International PLC (2)	1,373	4,407
Exact Sciences Corp. (2)	338	30,545
Exelixis, Inc. (2)	1,043	18,445
Genomic Health, Inc. (2)	40	2,713
Gilead Sciences, Inc.	3,619	229,372
Globus Medical, Inc. (2)	32	1,636
Haemonetics Corp. (2)	85	10,722
HealthStream, Inc. (2)	269	6,964
Hill-Rom Holdings, Inc.	518	54,509
HMS Holdings Corp. (2)	75	2,585
Hologic, Inc. (2)	14	707
Horizon Therapeutics Plc (2)	285	7,761
Humana, Inc.	299	76,445
IDEXX Laboratories, Inc. (2)	131	35,623
ImmunoGen, Inc. (2)	28	68
Incyte Corp. (2)	537	39,862
Insulet Corp. (2)	61	10,061
Integer Holdings Corp. (2)	125	9,445
Intersect ENT, Inc. (2)	12	204
Invitae Corp. (2)	467	8,999
Iovance Biotherapeutics, Inc. (2)	188	3,422
IQVIA Holdings, Inc. (2)	300	44,814
Jazz Pharmaceuticals PLC (2)	36	4,613
Johnson & Johnson	2,903	375,590
Jounce Therapeutics, Inc. (2)	561	1,868
Kadmon Holdings, Inc. (2)	9	23
Krystal Biotech, Inc. (2)	10	347
Kura Oncology, Inc. (2)	73	1,107
Lantheus Holdings, Inc. (2)	14	351
Mallinckrodt PLC (2)	902	2,174
Marinus Pharmaceuticals, Inc. (2)	1	2
Masimo Corp. (2)	159	23,658
McKesson Corp.	393	53,707
Medicines Co./The (2)	125	6,250
Medtronic PLC	3,210	348,670
MeiraGTx Holdings plc (2)	97	1,547
Merck & Co., Inc.	4,194	353,051
Minerva Neurosciences, Inc. (2)	290	2,248
Mirati Therapeutics, Inc. (2)	14	1,091
Misonix, Inc. (2)	40	804
Molecular Templates, Inc. (2)	94	619
Morphic Holding, Inc. (2)	18	326
Myriad Genetics, Inc. (2)	35	1,002
Natera, Inc. (2)	211	6,921
National Research Corp.	28	1,617
Natus Medical, Inc. (2)	152	4,840
Neurocrine Biosciences, Inc. (2)	102	9,191
NextGen Healthcare, Inc. (2)	31	486
Novocure, Ltd. (2)	10	748
Odonate Therapeutics, Inc. (2)	45	1,171
Oncternal Therapeutics, Inc. (2)	104	520
Osmotica Pharmaceuticals PLC (2)	78	300
Pacira BioSciences, Inc. (2)	8	305
Palatin Technologies, Inc. (2)	1,704	1,549
Perrigo Co. PLC	271	15,146
Pfenex, Inc. (2)	93	785

Pfizer, Inc.	8,759	314,711
Phibro Animal Health Corp.	377	8,041
Pieris Pharmaceuticals, Inc. (2)	692	2,360
PRA Health Sciences, Inc. (2)	44	4,366
Principia Biopharma, Inc. (2)	109	3,078
Protagonist Therapeutics, Inc. (2)	111	1,333
Prothena Corp. PLC (2)	153	1,200
PTC Therapeutics, Inc. (2)	7	237
Ra Pharmaceuticals, Inc. (2)	159	3,760
Recro Pharma, Inc. (2)	318	3,523
Repligen Corp. (2)	196	15,031
ResMed, Inc.	211	28,508
Retrophin, Inc. (2)	52	603
Rigel Pharmaceuticals, Inc. (2)	241	451
Rocket Pharmaceuticals, Inc. (2)	155	1,806
RTI Surgical Holdings, Inc. (2)	458	1,305
Seattle Genetics, Inc. (2)	23	1,964
SIGA Technologies, Inc. (2)	297	1,521
STERIS PLC	228	32,944
Stryker Corp.	1,025	221,708
Synlogic, Inc. (2)	19	44
Tandem Diabetes Care, Inc. (2)	18	1,062
Triple-S Management Corp. (2)	35	469
United Therapeutics Corp. (2)	96	7,656
Universal Health Services, Inc.	218	32,428
Vanda Pharmaceuticals, Inc. (2)	172	2,284
Varex Imaging Corp. (2)	17	485
Veeva Systems, Inc. (2)	220	33,592
Vericel Corp. (2)	251	3,800
Vertex Pharmaceuticals, Inc. (2)	1,094	185,345
Voyager Therapeutics, Inc. (2)	156	2,685
West Pharmaceutical Services, Inc.	27	3,829
Zimmer Biomet Holdings, Inc.	1,250	171,588
Zoetis, Inc.	1,237	154,118
Zynerba Pharmaceuticals, Inc. (2)	28	212

		5,382,861

Industrials - 1.4%
AGCO Corp.	205	15,519
Allison Transmission Holdings, Inc.	1,451	68,270
Armstrong World Industries, Inc.	262	25,335
Atkore International Group, Inc. (2)	377	11,442
Barrett Business Services, Inc.	18	1,599
BG Staffing, Inc.	4	76
BMC Stock Holdings, Inc. (2)	415	10,865
Builders FirstSource, Inc. (2)	693	14,258
Cintas Corp.	186	49,867
Comfort Systems USA, Inc.	296	13,092
Commercial Vehicle Group, Inc. (2)	555	4,002
Construction Partners, Inc. (2)	3	47
Copart, Inc. (2)	736	59,123
CoStar Group, Inc. (2)	17	10,084
CSW Industrials, Inc.	110	7,593
Cummins, Inc.	1,392	226,437
Ducommun, Inc. (2)	9	382
EMCOR Group, Inc.	569	49,002
Encore Wire Corp.	49	2,758
Foundation Building Materials, Inc. (2)	261	4,043
Generac Holdings, Inc. (2)	232	18,175
GMS, Inc. (2)	175	5,026
Great Lakes Dredge & Dock Corp. (2)	279	2,916
HEICO Corp.	98	12,238
Hubbell, Inc.	309	40,603
Hurco Cos., Inc.	78	2,509
Ingersoll-Rand PLC	43	5,298
Jacobs Engineering Group, Inc.	707	64,691
Kansas City Southern	300	39,903

Kelly Services, Inc.	180	4,360
Kimball International, Inc.	422	8,145
Knoll, Inc.	381	9,658
Landstar System, Inc.	237	26,681
LB Foster Co. (2)	53	1,149
LSC Communications, Inc.	641	885
LSI Industries, Inc.	62	324
ManpowerGroup, Inc.	464	39,087
Masco Corp.	212	8,836
Matson, Inc.	407	15,267
Meritor, Inc. (2)	74	1,369
Mesa Air Group, Inc. (2)	286	1,929
Miller Industries, Inc./TN	245	8,159
Moog, Inc.	3	243
Mueller Water Products, Inc.	342	3,844
Norfolk Southern Corp.	1,339	240,565
Oshkosh Corp.	467	35,399
PACCAR, Inc.	964	67,490
Park-Ohio Holdings Corp.	68	2,030
Patrick Industries, Inc. (2)	196	8,404
Powell Industries, Inc.	35	1,370
Quanex Building Products Corp.	348	6,292
Quanta Services, Inc.	1,042	39,388
Radiant Logistics, Inc. (2)	430	2,223
RR Donnelley & Sons Co.	647	2,439
Rush Enterprises, Inc.	200	7,716
Safe Bulkers, Inc. (2)	244	427
Southwest Airlines Co.	3,034	163,866
Steelcase, Inc.	195	3,588
Timken Co./The	334	14,532
Titan Machinery, Inc. (2)	79	1,133
Triton International, Ltd./Bermuda	646	21,861
TrueBlue, Inc. (2)	214	4,515
UniFirst Corp./MA	57	11,122
Union Pacific Corp.	1,900	307,762
Universal Forest Products, Inc.	96	3,828
Universal Logistics Holdings, Inc.	122	2,840
Valmont Industries, Inc.	52	7,199
Vectrus, Inc. (2)	101	4,106
Wabash National Corp.	1,022	14,829
Waste Management, Inc.	455	52,325

		1,922,338

Information Technology - 5.1%
Adobe, Inc. (2)	275	75,969
Advanced Energy Industries, Inc. (2)	142	8,152
Amkor Technology, Inc. (2)	1,344	12,230
Apple, Inc.	4,448	996,219
Applied Materials, Inc.	5,106	254,789
Aspen Technology, Inc. (2)	244	30,032
AstroNova, Inc.	133	2,151
Avaya Holdings Corp. (2)	501	5,125
Avnet, Inc.	1,127	50,135
Benchmark Electronics, Inc.	926	26,910
Booz Allen Hamilton Holding Corp.	387	27,485
Broadcom, Inc.	827	228,310
Cadence Design Systems, Inc. (2)	995	65,750
Cambium Networks Corp. (2)	29	281
CDW Corp./DE	252	31,056
ChannelAdvisor Corp. (2)	47	439
Ciena Corp. (2)	699	27,422
Cirrus Logic, Inc. (2)	118	6,322
Cisco Systems, Inc.	7,723	381,593
Cision, Ltd. (2)	832	6,398
Citrix Systems, Inc.	82	7,915
Coda Octopus Group, Inc. (2)	24	197
Comtech Telecommunications Corp.	287	9,328

Dell Technologies, Inc. - Class C (2)	670	34,746
Digi International, Inc. (2)	434	5,911
Dolby Laboratories, Inc.	334	21,590
DXC Technology Co.	1,285	37,908
Dynatrace, Inc. (2)	686	12,808
EchoStar Corp. (2)	91	3,605
Enphase Energy, Inc. (2)	102	2,267
ePlus, Inc. (2)	27	2,054
EVERTEC, Inc.	37	1,155
Extreme Networks, Inc. (2)	112	815
F5 Networks, Inc. (2)	24	3,370
Fabrinet (2)	1	52
Fair Isaac Corp. (2)	56	16,997
Fortinet, Inc. (2)	46	3,531
Hackett Group, Inc./The	22	362
Hewlett Packard Enterprise Co.	182	2,761
HP, Inc.	3,086	58,387
Insight Enterprises, Inc. (2)	234	13,031
Intel Corp.	5,236	269,811
International Business Machines Corp.	822	119,535
Intuit, Inc.	1,059	281,630
Itron, Inc. (2)	97	7,174
j2 Global, Inc.	321	29,153
Jabil, Inc.	754	26,971
Juniper Networks, Inc.	2,337	57,841
KEMET Corp.	33	600
KLA Corp.	866	138,084
Lam Research Corp.	729	168,479
Lattice Semiconductor Corp. (2)	24	439
LogMeIn, Inc.	459	32,571
Majesco (2)	18	152
Manhattan Associates, Inc. (2)	82	6,615
Mastercard, Inc.	1,626	441,573
Maxim Integrated Products, Inc.	322	18,647
MAXIMUS, Inc.	65	5,022
Micron Technology, Inc. (2)	6,112	261,899
Microsoft Corp.	7,811	1,085,963
MicroStrategy, Inc. (2)	8	1,187
MobileIron, Inc. (2)	129	844
Model N, Inc. (2)	88	2,443
Motorola Solutions, Inc.	416	70,891
MTS Systems Corp.	149	8,232
Napco Security Technologies, Inc. (2)	1	26
National Instruments Corp.	9	378
Nuance Communications, Inc. (2)	1,761	28,722
Oracle Corp.	5,426	298,593
PC Connection, Inc.	152	5,913
Perspecta, Inc.	279	7,287
Progress Software Corp.	541	20,590
QUALCOMM, Inc.	3,024	230,671
Sanmina Corp. (2)	300	9,633
SMART Global Holdings, Inc. (2)	206	5,249
SPS Commerce, Inc. (2)	42	1,977
SS&C Technologies Holdings, Inc.	428	22,072
Symantec Corp.	1,655	39,108
Synopsys, Inc. (2)	845	115,976
Tech Data Corp. (2)	249	25,956
Telenav, Inc. (2)	362	1,730
Teradyne, Inc.	419	24,264
TESSCO Technologies, Inc.	116	1,667
Texas Instruments, Inc.	2,627	339,513
Unisys Corp. (2)	619	4,599
Universal Display Corp.	91	15,279
Viavi Solutions, Inc. (2)	2,005	28,080
Workiva, Inc. (2)	191	8,372
Xerox Holdings Corp.	1,317	39,391

		6,786,360

Materials - 0.4%
Air Products & Chemicals, Inc.	607	134,669
AK Steel Holding Corp. (2)	182	413
Avery Dennison Corp.	80	9,086
CF Industries Holdings, Inc.	200	9,840
Eastman Chemical Co.	1,091	80,549
Hawkins, Inc.	8	340
Huntsman Corp.	697	16,212
Innophos Holdings, Inc.	46	1,493
Innospec, Inc.	60	5,348
Kraton Corp. (2)	83	2,680
LyondellBasell Industries NV	2,406	215,265
Materion Corp.	86	5,277
Nucor Corp.	177	9,011
Olympic Steel, Inc.	176	2,534
Owens-Illinois, Inc.	61	626
PPG Industries, Inc.	165	19,554
Rayonier Advanced Materials, Inc.	14	61
Reliance Steel & Aluminum Co.	384	38,269
Royal Gold, Inc.	15	1,848
Ryerson Holding Corp. (2)	596	5,084
Schnitzer Steel Industries, Inc.	120	2,479
Stepan Co.	22	2,135
Tredegar Corp.	200	3,904
Valvoline, Inc.	706	15,553
Warrior Met Coal, Inc.	418	8,159
Westrock Co.	421	15,345

		605,734

Real Estate Investment Trust - 0.9%
American Homes 4 Rent	1,110	28,738
American Tower Corp.	898	198,575
Apple Hospitality REIT, Inc.	2,285	37,885
Ashford Hospitality Trust, Inc.	580	1,920
AvalonBay Communities, Inc.	152	32,730
CatchMark Timber Trust, Inc.	753	8,035
CBL & Associates Properties, Inc.	1,071	1,382
CorEnergy Infrastructure Trust, Inc.	179	8,452
CorePoint Lodging, Inc.	394	3,983
CubeSmart	1,617	56,433
Essex Property Trust, Inc.	707	230,942
Gaming and Leisure Properties, Inc.	626	23,938
GEO Group, Inc./The	547	9,485
Gladstone Commercial Corp.	126	2,961
Highwoods Properties, Inc.	1,017	45,704
Hudson Pacific Properties, Inc.	895	29,947
Industrial Logistics Properties Trust	565	12,006
Kilroy Realty Corp.	296	23,055
Lamar Advertising Co.	478	39,163
Lexington Realty Trust	553	5,668
Maui Land & Pineapple Co., Inc. (2)	12	131
National Storage Affiliates Trust	441	14,716
NexPoint Residential Trust, Inc.	81	3,788
Office Properties Income Trust	258	7,905
Pennsylvania Real Estate Investment Trust	332	1,899
PS Business Parks, Inc.	97	17,649
Public Storage	46	11,282
RAIT Financial Trust (2)	368	18
Realogy Holdings Corp.	191	1,276
Service Properties Trust	1,843	47,531
Simon Property Group, Inc.	1,677	261,025
Spirit MTA REIT	477	4,026
Summit Hotel Properties, Inc.	553	6,415
Tanger Factory Outlet Centers, Inc.	1,217	18,839
Trinity Place Holdings, Inc. (2)	367	1,468
Urstadt Biddle Properties, Inc.	583	13,817
Xenia Hotels & Resorts, Inc.	1,637	34,573

		1,247,360

Utilities - 0.3%
American Water Works Co., Inc.		1,921	238,646
Atlantic Power Corp. (2)		423	990
Consolidated Water Co., Ltd.		174	2,869
Evergy, Inc.		196	13,046
NorthWestern Corp.		40	3,002
Portland General Electric Co.		1,081	60,936
SJW Group		91	6,214
Spark Energy, Inc.		47	496
UGI Corp.		635	31,921
Unitil Corp.		162	10,275

			368,395

Total Common Stocks	(Cost	$26,449,946)	29,069,041

Registered Investment Companies - 59.5%

American Beacon SiM High Yield Opportunities Fund - Class I		304,071	2,879,552
Baird Core Plus Bond Fund - Class I		440,320	5,103,308
Dodge & Cox Income Fund		410,225	5,780,070
DoubleLine Total Return Bond Fund - Class I		356,699	3,834,509
Frost Total Return Bond Fund - Class I		414,574	4,307,425
Guggenheim Total Return Bond Fund - Class I		139,562	3,830,965
iShares Core U.S. Aggregate Bond ETF (8)		94,548	10,699,997
iShares iBoxx High Yield Corporate Bond ETF (8)		19,507	1,700,425
iShares JP Morgan USD Emerging Markets Bond ETF (8)		38,414	4,354,227
Lord Abbett High Yield Fund - Class I		710,903	5,274,902
Payden Emerging Markets Bond Fund - Class I		214,249	2,896,647
PGIM Total Return Bond Fund - Class R6		333,993	5,019,922
PIMCO Investment Grade Credit Bond Fund - Class I		186,750	2,031,839
Pioneer Bond Fund - Class Y		487,939	4,791,560
Segall Bryant & Hamill Plus Bond Fund - Class I		398,173	4,312,210
SPDR Bloomberg Barclays High Yield Bond ETF (8)		29,404	3,197,391
TCW Emerging Markets Income Fund - Class I		346,120	2,872,796
Vanguard Intermediate-Term Corporate Bond ETF (8)		11,614	1,059,661
Vanguard Total Bond Market ETF (8)		70,311	5,936,358
Xtrackers USD High Yield Corporate Bond ETF (8)		34,563	1,730,915

Total Registered Investment Companies	(Cost	$79,493,096)	81,614,679

Money Market Registered Investment Companies - 8.1%

Meeder Institutional Prime Money Market Fund, 2.07% (5)		422	422
Morgan Stanley Government Institutional Fund, 1.85% (4)		11,157,346	11,158,461

Total Money Market Registered Investment Companies	(Cost	$11,156,429)	11,158,883

U.S. Government Obligations - 10.7%

U.S. Treasury Note, 2.25%, due 1/31/2024		2,814,900	2,894,729
U.S. Treasury Note, 2.625%, due 2/15/2029		1,430,100	1,547,804
U.S. Treasury Note, 1.50%, due 8/15/2026		3,159,500	3,134,323
U.S. Treasury Note, 2.25%, due 11/15/2025		5,814,700	6,030,253
U.S. Treasury Note, 2.125%, due 12/31/2022		1,043,200	1,061,007

Total U.S. Government Obligations	(Cost	$14,153,944)	14,668,116

Total Investments - 99.6%	(Cost	$131,253,415)	136,510,719

Other Assets less Liabilities - 0.4%			581,721

Total Net Assets - 100.0%			137,092,440

Trustee Deferred Compensation (6)

Meeder Balanced Fund		1,007	11,822
Meeder Dynamic Allocation Fund		2,537	28,389
Meeder Muirfield Fund		1,284	9,694
Meeder Conservative Allocation Fund		291	6,542

Total Trustee Deferred Compensation	(Cost	$51,380)	56,447

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	35	12/20/2019	3,322,200	(16,488)
Mini MSCI Emerging Markets Index Futures	16	12/20/2019	801,520	(18,632)
Russell 2000 Mini Index Futures	5	12/20/2019	381,250	(15,001)
Standard & Poors 500 Mini Futures	41	12/20/2019	6,105,925	(52,199)
E-mini Standard & Poors MidCap 400 Futures	9	12/20/2019	1,744,200	(27,786)

Total Futures Contracts	106		12,355,095	(130,106)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$121,842,603	$(130,106)
Level 2 - Other Significant Observable Inputs	14,668,116	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$136,510,719	$(130,106)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2019.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2019.

(6)	Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

(7)	Fair valued security deemed as Level 3 security.

(8)	Exchange-traded fund.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.